Expense Example	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A 10 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 1 Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 3 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 5 Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I 10 Years
USD ($)	97	713	1,356	3,083	711	1,030	1,372	2,333	119	406	713	1,588